INVESTMENT IN OTHER COMPANIES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT IN OTHER COMPANIES [Abstract]
Schedule of Investments in Other Companies
	December 31,
	2012	2011

Cost net of cumulative impairment losses	$-	$68